Leases - Summary of information about lease lease liabilities (Detail) - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Lease Liabilities [Line Items]
Lease liabilities	€ (140,378)	€ (238,905)
Current portion	(96,628)	(195,341)
Non-current portion	(43,750)	(43,564)
Office Lease [Member]
Disclosure Of Lease Liabilities [Line Items]
Lease liabilities	€ (140,378)	€ (238,905)